Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

(a) Dividends: On January 26, 2023, the board of directors of the Partnership declared a cash distribution of $0.15 per common unit for the fourth quarter of 2022. The fourth quarter common unit cash distribution was paid on February 10, 2023, to unit holders of record on February 7, 2023.

(b) Sale and lease back agreements: On February 7, 2023, the Partnership entered into a new sale and lease back agreement of up to $184,000, for the purpose of partially financing the acquisition of the shares of the company owning the LNG/C Asterix I (Note 5). The full amount of the sale and lease back agreement was drawn on February 17, 2023 and has a duration of 10 years.

On March 14, 2023, the Partnership fully repaid the 2021 CMBFL - Panamax sale and lease back agreements, with original maturity in February 2026, amounting to $23,423.

(c) Vessel acquisitions: On January 10, 2023, the Partnership acquired from CMTC the shares of the company owning the M/V Itajai Express for a total consideration of $122,500 which was funded through debt of $108,000 (Note 7), a cash deposit advanced in June 2022 (Note 5) and cash at hand. On February 17, 2023, the Partnership acquired from CMTC the shares of the company owning the LNG/C Asterix I, for a total consideration of $230,000 which was funded through debt of $184,000, a cash deposit advanced in June 2022 (Note 5) and cash at hand.

(d) New unit repurchase programme: On January 26, 2023, the Partnership’s Board of Directors authorized a new Repurchase Plan. Pursuant to the Repurchase Plan, the Partnership may purchase up to $30,000 of its common units through January 2025, at times and prices that are considered by us to be appropriate. The Partnership expects to repurchase units under the Repurchase Plan in the open market or in privately negotiated transactions, but are not obligated under the terms of the Repurchase Plan to repurchase any units, and, at any time, may suspend, delay or discontinue the Repurchase Plan.